Issued capital, Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Issued capital [Abstract]
Balance	$ 926,581
Conversion of hybrid financial instruments		$ 695,383
Balance	$ 965,857	$ 926,581
Issued Capital [Member]
Number of shares [Abstract]
Balance (in shares)	53,028,867	19,828,593
Conversion of hybrid financial instruments (in shares)		24,835,118
Ordinary shares issued (IPO) (in shares)		8,269,231
Share-based payments, prepaid in advance (in shares)		95,925
Shares issued under Committed Equity Facility (in shares)	11,089,357
Unpaid shares issued under Committed Equity Facility (in shares)	364,967
Shares issued for services (in shares)	260,286
Equity settled share-based payments (in shares)	4,000
IPO capital raise costs, net of tax (in shares)	0	0
Balance (in shares)	64,747,477	53,028,867
Issued capital [Abstract]
Balance	$ 926,581	$ 10,338
Conversion of hybrid financial instruments		695,383
Ordinary shares issued (IPO)		231,539
Share-based payments, prepaid in advance		177
Shares issued under Committed Equity Facility	39,939
Unpaid shares issued under Committed Equity Facility	1,642
Shares issued for services	500
Equity settled share-based payments	15
IPO capital raise costs, net of tax	(2,820)	(10,856)
Balance	$ 965,857	$ 926,581